Income Taxes (Tables)	3 Months Ended
Mar. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of provisions for income taxes
The provision for income taxes includes the following:

	Year Ended December 31,
	2016	2015	2014
	(Dollars in thousands)
Current provision for income taxes:
Federal	$10,321	$10,822	$4,722
State	3,375	3,386	1,343
	13,696	14,208	6,065
Deferred benefit for income taxes:
Federal	(506)	(1,522)	(4,600)
State	(166)	(153)	(1,219)
	(672)	(1,675)	(5,819)
Provision for income taxes	$13,024	$12,533	$246

Schedule of effective tax rate
The effective tax rate differs from the federal statutory rate of 35% due to the following items:

	Year Ended December 31,
	2016	2015	2014
	(Dollars in thousands)
Income before taxes of taxable entities	$33,950	$33,911	$5,003
Provision for income taxes at federal statutory rate	$(11,883)	$(11,869)	$(1,751)
(Increases) decreases in tax resulting from:
State income taxes, net of federal benefit	(1,977)	(1,979)	(293)
Manufacturing deduction	1,142	1,274	225
Deferred tax assets upon conversion to a corporation	—	—	1,495
Tax rate change	—	—	100
Other	(306)	41	(22)
Provision for income taxes	$(13,024)	$(12,533)	$(246)
Effective tax rate	38.4%	37.0%	4.9%

Schedule of components of deferred income tax asset
The components of our deferred income tax asset are as follows:

	December 31,
	2016	2015
	(Dollars in thousands)
State taxes	$1,229	$1,300
Reserves and accruals	2,407	2,128
Intangible assets	359	548
Share based compensation	2,118	1,999
Inventory	1,150	868
Investments in joint ventures	1,290	822
Depreciation	(119)	(149)
Deferred tax asset, net	$8,434	$7,516